Inventories	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories
3.2 Inventories

(CHF in thousands)	12/31/2021	12/31/2020

Shoes	118,943	95,630
Apparel	14,359	6,700
Accessories	1,769	919
Allowances	(894)	(371)
Inventories	134,178	102,878

In 2021, inventories of CHF 215,953k (2020: CHF 132,045k) and valuation allowances of CHF (473)k (2020: CHF 53k) were recognized in cost of sales. At reporting date, inventories held on consignment amounted to CHF 9,899k (2020: CHF 4,112k).

Certain inventories have been pledged as collateral in relation to debt financing, refer to 5.4 Liquidity risk.

Accounting policies
Inventories only include finished goods purchased from third parties. Cost of inventories include expenditures incurred in acquiring the products and bringing them to their current location and condition.

Subsequent measurement of the inventory items is made at the lower of cost or net realizable value. Net realizable value is the estimated selling price of each specific item in the ordinary course of business less freight and selling expenses. If the net realizable value is below the cost, an allowance is recognized for the remaining items on stock.